Joint Operations	12 Months Ended
Mar. 31, 2018
Disclosure Of Joint Operations [Abstract]
Joint Operations
13.	JOINT OPERATION

On October 10, 2017, the Company entered into a definitive joint venture agreement with a large-scale greenhouse operator (the “Partner”) to form a new company, BC Tweed Joint Venture Inc. (“BC Tweed”). BC Tweed is 66.67% owned by the Company and 33.33% owned by the Partner. Since the decisions over relevant activities are jointly determined the Company has concluded that the Company and the Partner have joint control over BC Tweed. As part of the transaction, BC Tweed agreed to lease from the Partner a 1.3 million square feet greenhouse facility located on a 55-acre parcel of land in British Columbia (“BC lease 1”). In December 2017, BC Tweed agreed to lease and develop a second greenhouse of 1.7 million square feet (“BC lease 2”) from the Partner. BC Tweed intends to retrofit the facilities for cannabis production and obtain the necessary sales and cultivation licenses under ACMPR.

The Partner has the option to sell its interest in BC Tweed, in whole or in part, to the Company. This put option is exercisable only on specific dates following the license date – the 4th anniversary of the sales license date, then at the 6th, 8th, 10th and 12th anniversaries. The put option is accounted for as a liability of the Company (“BC Tweed Put Liability”) and is recorded on the Statements of Financial Position in Other long-term liabilities and is subsequently measured at fair value with changes in fair value recorded in net income in the period in which they arise. On acquisition date the fair value of the BC Tweed Put Liability was estimated to be $36,400 using a discounted cash flow approach by estimating the expected future cash flows and applying a discount rate to arrive at the present value of the put option’s strike price. On March 31, 2018 the BC Tweed Put Liability was estimated to be $56,300 and the increase of $19,900 was recorded in the Statement of Operations (Note 21). For further information on valuation techniques and significant unobservable inputs used to estimate the fair value refer to Note 28.

The greenhouse operation transferred by the Partner meets the definition of a business and will be accounted for as a business combination. The BC Tweed Put Liability represents the consideration paid by Canopy for acquiring its interest in this greenhouse operation and the Company will recognize a liability equal to the present value of the BC Tweed put option strike price. Since the operation had no identifiable assets or liabilities the offset is to goodwill. Given the limited time between the acquisition and the end of the third quarter the accounting for the acquisition of BC Tweed was only provisionally determined as of December 31, 2018. The Company has now completed its final assessment of the accounting for this acquisition.

To fund the development of BC Tweed, the Company will contribute, in multiple tranches, an aggregate of $20,000 in cash, of which approximately $1,000 was advanced at closing in exchange for Class A preferred shares with cumulative preferred dividends with a dividend rate of 24%. To the extent that BC Tweed requires funding beyond the initial $20,000 in cash, the Company has committed to provide additional funding in the form of preferred shares with prime rate plus 3% cumulative preferred dividends that will rank in seniority to the Class A preferred shares. The Company is obligated to purchase from BC Tweed 100% of the cannabis produced for a fixed price per gram for the first two years of the agreement and thereafter at a price that is computed with reference to the market price and has also guaranteed a minimum level of income for BC Tweed under this agreement. At March 31, 2018, the Company has advanced $79,879 to BC Tweed for preferred shares.

The Company will upon various milestones being achieved issue 310,316 common shares over two tranches and a further $2,750 of common shares of the Company in two additional tranches to the Partner. These payments will be accounted for as share-based compensation expense. The grant date fair value of the share-based compensation was $6,731. The Company is amortizing the expense over the estimated vesting period. In the year ended March 31, 2018, the Company recorded $5,001 in share-based compensation related to these shares.

13.	JOINT OPERATION (CONTINUED)

As part of the transaction, BC Tweed entered into call/put option agreements with the Partner to acquire all of the limited partnership units of the limited partnerships which hold the greenhouses and related property. BC Tweed has the right to exercise the call options for a term of seven years from the respective license dates of the facilities. The put option can only be exercised if BC Tweed exercises the call option (and gives the Partner the ability to receive the option price in Class B preferred shares of BC Tweed as opposed to cash). The purchase price for acquiring the limited partnership units of the entity which owns the BC lease 1 property is $28,000 less any and all liabilities of the limited partnership (this price will increase by 3% per year from the license date with further increases of 8% per year starting after the fifth anniversary from the license date until the end of the call/put option period, as applicable). The purchase price for acquiring the limited partnership units of the entity which owns the BC lease 2 property is $45,000 less any and all liabilities of the limited partnership (this price will increase by 3% per year from the license date with further increases of 8% per year starting after the fifth anniversary from the license date until the end of the call/put option period, as applicable). Since these options represent options to acquire the limited partnership units, the options will be accounted for as derivative financial instruments which will be recognized initially and subsequently at fair value through profit or loss. At inception and March 31, 2018, the fair value of these options is $nil as the exercise price of the option approximates the fair value of the limited partnership units.

BC Tweed also entered into a management services agreement with the Partner.

Excluding the increase in the put liability and the partner expense paid to the Partner for the year ended March 31, 2018 BC Tweed contributed a loss of $19,907.

Acquisition related costs of $641 were recognized as an expense in the year ended March 31, 2018.